Basis of Preparation, General Information (Details)	12 Months Ended
Jun. 30, 2025
Basis of Preparation, General Information [Abstract]
Change in name of reporting entity	The Company changed its name from Sayona Mining Limited to Elevra Lithium Limited, effective from 16 September 2025.